Note D - Financing Arrangements (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 17, 2013 London Interbank Offered Rate (LIBOR) [Member] Bank Line Of Credit Maturing August 2015 [Member]	Dec. 06, 2013 London Interbank Offered Rate (LIBOR) [Member] Promissory Note [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Bank Line Of Credit Maturing May 2014 [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member]	Dec. 17, 2013 Bank Line Of Credit Maturing August 2015 [Member]	Dec. 17, 2012 Bank Line Of Credit Maturing August 2015 [Member]	Dec. 06, 2013 Promissory Note [Member]	Dec. 31, 2013 Bank Line Of Credit Maturing May 2014 [Member]	Dec. 31, 2012 Bank Line Of Credit Maturing November 2012 [Member]	Dec. 31, 2013 Bank Line Of Credit Maturing May 2012 [Member]
Note D - Financing Arrangements (Details) [Line Items]
Unsecured Debt									$ 17,000,000		$ 10,000,000
Debt Instrument, Basis Spread on Variable Rate				0.75%	0.75%	0.75%	0.75%
Line of Credit Facility, Amount Outstanding	20,000,000	19,300,000						3,000,000
Notes Payable										6,000,000
Line of Credit Facility, Maximum Borrowing Capacity	20,000,000
Letters of Credit Outstanding, Amount		5,100,000										700,000	4,000,000
Line of Credit Facility, Remaining Borrowing Capacity	6,000,000	4,900,000
Interest Expense, Debt	146,000	122,000	179,000
Operating Leases, Rent Expense	$ 1,109,000	$ 1,068,000	$ 866,000